RELATED PARTY TRANSACTIONS (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended
	Nov. 09, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Apr. 19, 2012
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	8.00%
Debt Conversion, Original Debt, Amount (in Dollars)	$ 545,958	$ 515,000		$ 0	$ 2,769,214	$ 2,769,214	$ 3,284,214
Conversion of Stock, Shares Issued (in Shares)	3,733,428
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.15							$ 0.10
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation (in Shares)		3,686,634
Amortization of Debt Discount (Premium)		388,682	571,184	611,007		611,007	1,644,251
Related Party [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	8.00%
Debt Conversion, Original Debt, Amount (in Dollars)				545,958
Conversion of Stock, Shares Issued (in Shares)				3,733,428
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.15		$ 0.15
Aztec [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)		522,891
Conversion of Stock, Shares Issued (in Shares)		3,686,634
Debt Instrument, Increase, Accrued Interest		30,000
Amortization of Debt Discount (Premium)		$ 254,162